FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Amortized cost
Financial assets by category
Financial assets.	$ 161,320,430	$ 123,776,201
Fair value
Financial assets by category
Financial assets.	3,761,667	18,453,966
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	35,966,810	28,327,569
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	399,321	7,718,544
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	1,114,325	1,523,438
Other financial assets | Fair value
Financial assets by category
Financial assets.	3,362,346	10,735,422
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	119,406,290	88,919,911
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 4,833,005	$ 5,005,283